Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2013	2012	2011
Numerator
Income from continuing operations	$17,756	$16,454	$15,959
Less consolidated net income attributable to noncontrolling interest	(757)	(688)	(604)
Income from continuing operations attributable to Walmart	$16,999	$15,766	$15,355

Denominator
Weighted-average common shares outstanding, basic	3,374	3,460	3,656
Dilutive impact of stock options and other share-based awards	15	14	14
Weighted-average common shares outstanding, diluted	3,389	3,474	3,670

Income per common share from continuing operations attributable to Walmart
Basic	$5.04	$4.56	$4.20
Diluted	5.02	4.54	4.18